RESTRUCTURING OF OPERATIONS, LITIGATION AND OTHER ITEMS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RESTRUCTURING OF OPERATIONS, LITIGATION AND OTHER ITEMS
Restructuring of operations	$ 4.9	$ 4.3	$ 5.8
Impairment charge on assets	$ 15.3	$ 12.9